Share-based payments - Prior VSOP - Expenses (Details) - Prior VSOP - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based payments
Expenses from share-based payments	€ (10)	€ (10)	€ (131)
Cost of Sales
Share-based payments
Expenses from share-based payments		(9)
Selling and distribution expenses
Share-based payments
Expenses from share-based payments		(6)	(8)
Research and development (R&D) expenses
Share-based payments
Expenses from share-based payments	(1)	46	(45)
General and administrative expenses
Share-based payments
Expenses from share-based payments	€ (9)	€ (41)	€ (78)